Significant Accounting Policies - Secondary Offering (Detail) (Subsequent Event [Member], USD $)	1 Months Ended
Jan. 31, 2014
Subsequent Event [Member]
Summary Of Business And Significant Accounting Policies [Line Items]
Secondary Offering Period	January 23, 2014
Stock Issued During Secondary Offering	1,800,000
Underwriters Overallotment Period	January 29, 2014
Underwriters Overallotment Shares	270,000
Proceeds From Secondary Offering	$ 24,200,000